CERTIFICATION

                Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Target Funds, Inc. (1933 Act File No. 33-11466; 1940 Act File No. 811-5017) ("Registrant") hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 35 ("Amendment No. 35") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) Amendment No. 35 was filed electronically.

W&R TARGET FUNDS, INC.

Dated: November 21, 2003	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel